Bank credit lines, loan facilities and notes - Schedule of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	May 08, 2024	Dec. 31, 2023	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 3,461,331		$ 3,806,213
Less current portion of debt	(29,762)		(110,150)
Total long-term debt	3,431,569		3,696,063
Less debt issuance costs and debt discount	(23,412)		(30,624)
Total long-term debt, net	$ 3,408,157		$ 3,665,439
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	7.335%		7.86%	1.00%
Total debt	$ 961,331		$ 3,251,213
Senior Secured Notes | Senior Secured Notes (the "2026 Notes")
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	2.875%		2.875%	2.875%
Total debt	$ 500,000		$ 500,000
Senior Secured Notes | Senior Secured Notes (the "2027 Notes")*
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.809%	5.809%
Total debt	$ 750,000		$ 0
Senior Secured Notes | Senior Secured Notes (the "2029 Notes")*
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	5.849%	5.849%
Total debt	$ 750,000		$ 0
Senior Secured Notes | Senior Secured Notes (the "2034 Notes")*
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	6.00%	6.00%
Total debt	$ 500,000		$ 0
Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Debt instrument, interest rate (in percent)	0.00%		6.72%
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Total debt	$ 0		$ 55,000